Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Revenue	$ 13,228,351	$ 15,640,631	$ 16,496,572
Voyage expenses	(814,615)	(1,010,520)	(253,264)
Vessel operating expenses	(4,683,815)	(6,351,471)	(6,492,939)
Dry-docking expenses	(586,176)	(2,616,834)	(888,266)
Related party management fees	(880,359)	(971,346)	(927,573)
General and administrative expenses	(1,497,535)	(817,098)	(780,439)
Interest and other financing costs	(137,787)	(65,989)	(224,874)
Total	14,758,426	3,773,243	7,732,494
Segments Reporting [Member]
Net Revenue	13,228,351	15,640,631	16,496,572
Voyage expenses	(814,615)	(1,010,520)	(253,264)
Vessel operating expenses	(4,683,815)	(6,351,471)	(6,492,939)
Dry-docking expenses	(586,176)	(2,616,834)	(888,266)
Related party management fees	(880,359)	(971,346)	(927,573)
General and administrative expenses	(1,497,535)	(817,098)	(780,439)
Interest and other financing costs	(137,787)	(65,989)	(224,874)
Other segment items (1)	10,130,362	(34,130)	803,277
Total	$ 14,758,426	$ 3,773,243	$ 7,732,494